Allowance for Doubtful Accounts (Tables)	12 Months Ended
Sep. 30, 2011
Allowance for Doubtful Accounts [Abstract]
Allowance for Doubtful Accounts

	Year Ended September 30,
	2011	2010	2009
Balance, beginning of year	$0.3	$1.6	$—
Provision charged to expense	—	(0.6)	1.6
Write-offs, less recoveries	—	(0.7)	—
Transfers to RRC, net	(0.3)	—	—
Balance, end of year	$—	$0.3	$1.6